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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2000

               (Please read instructions before preparing form.)

If amended report check here:      |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                         New York          NY           10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

DAVID A. KATZ                        212-486-2004          PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


-------------------------------ATTENTION----------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 13 day of Nov, 2000.

                                               MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ David A. Katz
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                          Matrix Asset Advisors, Inc.
                                    Form 13F
                               September 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                 Title                                                                        Voting Authority
                                  of       CUSIP       Value    Shares/ Sh/  Put/  Invstmt    Other     ----------------------------
Name of Issuer                   Class    Number     (x$1000)   Prn Amt Prn  Call  Dscretn   Managers      Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp.                       COM   885535104       2204     114850 SH          Sole                   11100             103750
AES Corporation                   COM   00130h105        339       4944 SH          Sole                                       4944
AT&T                              COM   001957109        353      12026 SH          Sole                                      12026
AT&T Corp. - Liberty Media - A    COM   001957208        391      21726 SH          Sole                                      21726
Abbott Laboratories               COM   002824100       8758     184133 SH          Sole                   20000             164133
Adaptec Inc.                      COM   00651F108       3635     181770 SH          Sole                   18900             162870
Aetna Inc.                        COM   008117103       5046      86909 SH          Sole                    6800              80109
Albertson's, Inc.                 COM   013104104       4394     209215 SH          Sole                   35200             174015
Allstate Corporation              COM   020002101       2868      82535 SH          Sole                                      82535
America Online                    COM   02364J104        245       4550 SH          Sole                                       4550
American Express Co.              COM   025816109       9211     151628 SH          Sole                                     151628
American General Corp.            COM   026351106       1709      21905 SH          Sole                                      21905
American Greetings - A            COM   026375105        966      55200 SH          Sole                    9600              45600
American Home Products, Inc.      COM   026609107       7157     126531 SH          Sole                   10100             116431
American International Group I    COM   026874107      19906     208036 SH          Sole                                     208036
Ametek, Inc.                      COM   031100100        254      12000 SH          Sole                                      12000
Amgen                             COM   031162100        204       2920 SH          Sole                                       2920
Arrow Electronics                 COM   042735100       6025     176875 SH          Sole                   16400             160475
Associates First Capital Corp.    COM   046008108       2954      77742 SH          Sole                                      77742
BB&T Corporation                  COM   054937107        838      27810 SH          Sole                                      27810
BP Amoco PLC - ADR                COM   055622104        521       9834 SH          Sole                                       9834
Bank One Corporation              COM   06423a103       4001     103581 SH          Sole                                     103581
Bank of America Corp.             COM   060505104      17568     335425 SH          Sole                   17700             317725
Bank of New York                  COM   064057102       2458      43850 SH          Sole                                      43850
Bausch & Lomb                     COM   071707103       9534     244850 SH          Sole                   30000             214850
Bear Stearns Companies            COM   073902108       1326      21047 SH          Sole                                      21047
Beckman Coulter, Inc.             COM   075816108       2192      28420 SH          Sole                    1550              26870
Becton, Dickinson & Co.           COM   075887109        348      13155 SH          Sole                                      13155
Bellsouth Corp.                   COM   079860102        235       5843 SH          Sole                                       5843
Belvedere Resources, Ltd.         COM   080903107          6      10000 SH          Sole                                      10000
Berkshire Hathaway - Class B      COM   084670207       1911        923 SH          Sole                                        923
Biomet                            COM   090613100        394      11250 SH          Sole                                      11250
Boston Scientific                 COM   101137107        371      22581 SH          Sole                    7500              15081
Bristol-Myers                     COM   110122108       3306      57877 SH          Sole                    6050              51827
CIGNA Corp.                       COM   125509109       1500      14370 SH          Sole                                      14370
Capital One Finance Corp.         COM   14040h105       1230      17550 SH          Sole                                      17550
CenturyTel Inc.                   COM   156700106       6180     226800 SH          Sole                   27700             199100
Charles Schwab Corp.              COM   808513105       3235      91125 SH          Sole                                      91125
Chase Manahattan Corp.            COM   16161A108       5640     122103 SH          Sole                                     122103
Chubb Corp.                       COM   171232101       1083      13684 SH          Sole                                      13684
Cisco Systems Inc                 COM   17275R102        821      14855 SH          Sole                                      14855
Citigroup                         COM   172967101      21958     406162 SH          Sole                                     406162
Coca Cola                         COM   191216100       1607      29159 SH          Sole                                      29159
Colgate Palmolive Co              COM   194162103        227       4800 SH          Sole                                       4800
Comerica Bank                     COM   200340107       5904     101031 SH          Sole                   12500              88531
Compaq Computer                   COM   204493100       8233     298503 SH          Sole                   35000             263503
Computer Associates               COM   204912109       6367     252773 SH          Sole                   28348             224425
Countrywide Credit Inds. Inc.     COM   222372104        401      10610 SH          Sole                                      10610
Dow Chemical                      COM   260543103        264      10578 SH          Sole                                      10578
E-Kong Group Ltd.                 COM   G2952Q109         28     250000 SH          Sole                                     250000
Electronic Data Systems           COM   285661104       9284     223711 SH          Sole                   24100             199611
Equifax Inc.                      COM   294429105       9484     352085 SH          Sole                   39300             312785
Exxon Mobil Corporation           COM   30231g102       2243      25162 SH          Sole                                      25162
Federal Natl. Mortgage Assn.      COM   313586109       9452     132198 SH          Sole                     800             131398
Fifth Third Bancorp               COM   316773100       1816      33700 SH          Sole                                      33700
First Data Corp.                  COM   319963104       7579     194015 SH          Sole                   19400             174615
First Union Corp.                 COM   337358105       3662     113785 SH          Sole                                     113785
Firstar Corporation               COM   33763V109       1988      88852 SH          Sole                                      88852
Fleet Boston Financial Corp       COM   339030108       3959     101502 SH          Sole                                     101502
Franklin Resources Inc.           COM   354613101       1164      26200 SH          Sole                                      26200
Freddie Mac                       COM   313400301      10354     191525 SH          Sole                   12650             178875
Gartner Group Inc. - B            COM   366651206       8249     758550 SH          Sole                   86800             671750
General Electric Co.              COM   369604103       4195      72714 SH          Sole                                      72714
Global Crossing Ltd.              COM   G3921A100       5279     170275 SH          Sole                   16245             154030
Goldman Sachs Group, Inc.         COM   38141G104       1556      13655 SH          Sole                                      13655
H.J. Heinz Company                COM   423074103       6042     163035 SH          Sole                   20000             143035
Hartford Financial Services Gr    COM   416515104       1107      15180 SH          Sole                                      15180
Hon Industries                    COM   438092108       1560      63355 SH          Sole                   16100              47255
Household International           COM   441815107       2400      42380 SH          Sole                                      42380
Intel Corporation                 COM   458140100        622      14956 SH          Sole                                      14956
International Business Machine    COM   459200101        689       6126 SH          Sole                                       6126
J P Morgan Co.                    COM   616880100       3351      20509 SH          Sole                                      20509
Jefferson-Pilot Corp.             COM   475070108        698      10290 SH          Sole                                      10290
Johnson & Johnson                 COM   478160104       3457      36799 SH          Sole                    4350              32449
KeyCorp                           COM   493267108       1464      57830 SH          Sole                                      57830
Lehman Brothers                   COM   524908100       2673      18092 SH          Sole                                      18092
Lincoln National Corp.            COM   534187109        946      19658 SH          Sole                                      19658
MBIA Inc.                         COM   55262C100        754      10605 SH          Sole                    2000               8605
MBNA Corp.                        COM   55262L100       2695      70010 SH          Sole                                      70010
Manpower Inc.                     COM   56418H100       8006     250668 SH          Sole                   25700             224968
Marsh & McLennan Cos Inc          COM   571748102       2587      19485 SH          Sole                                      19485
Mattel Inc.                       COM   577081102       4590     410316 SH          Sole                   19950             390366
Maxcor Financial Group            COM   57772G100         41      20000 SH          Sole                                      20000
Mellon Financial Corp.            COM   58551a108       2866      61797 SH          Sole                                      61797
Merck & Co., Inc.                 COM   589331107       3648      49001 SH          Sole                                      49001
Merrill Lynch & Co.               COM   590188108       4488      68006 SH          Sole                                      68006
Microsoft Corporation             COM   594918104        573       9494 SH          Sole                                       9494
Morgan Stanley Dean Witter & C    COM   617446448       8242      90138 SH          Sole                                      90138
Motorola Inc                      COM   620076109       7199     254830 SH          Sole                   27500             227330
Mylan Laboratories, Inc.          COM   628530107      13552     503085 SH          Sole                   54200             448885
National City Corp                COM   635405103       1211      54733 SH          Sole                                      54733
Northern Trust Corp.              COM   665859104        841       9460 SH          Sole                                       9460
Novellus Systems                  COM   670008101       5266     113088 SH          Sole                   12750             100338
Office Depot Inc.                 COM   676220106       1893     242350 SH          Sole                   20200             222150
Orthodontix Inc.                  COM   68750q101         10      38000 SH          Sole                                      38000
PNC Bank Corp                     COM   693475105       2530      38925 SH          Sole                                      38925
Palm Inc.                         COM   696642107       8739     165075 SH          Sole                   16461             148614
Patterson Energy                  COM   703414102        275       8000 SH          Sole                                       8000
Pelican Financial Inc.            COM   705808103         41      15000 SH          Sole                                      15000
Pfizer, Inc.                      COM   717081103        456      10143 SH          Sole                                      10143
Pharmacia Corporation             COM   71713u102       8012     133112 SH          Sole                   13744             119368
Pricesmart                        COM   741511109        311       8050 SH          Sole                                       8050
Progressive Corp.                 COM   743315103        544       6640 SH          Sole                                       6640
SBC Communications Corp.          COM   78387G103        359       7173 SH          Sole                                       7173
Schering Plough                   COM   806605101        248       5338 SH          Sole                                       5338
Sensormatic Electronics           COM   817265101       9898     659880 SH          Sole                   58300             601580
Shaw Industries                   COM   820286102       5533     299062 SH          Sole                   32000             267062
Sky Financial Group Inc.          COM   83080p103        295      16615 SH          Sole                                      16615
SouthTrust Corp.                  COM   844730101        936      29775 SH          Sole                                      29775
St. Jude Medical Inc.             COM   790849103      13226     259325 SH          Sole                   25500             233825
St. Paul Co.                      COM   792860108        632      12825 SH          Sole                                      12825
State Street Corp.                COM   857477103       1645      12650 SH          Sole                                      12650
Stilwell Financial Inc.           COM   860831106        805      18510 SH          Sole                                      18510
Summit Bancorp                    COM   866005101       1165      33781 SH          Sole                                      33781
Sun Microsystems Inc.             COM   866810104        918       7860 SH          Sole                                       7860
Suntrust Banks Inc.               COM   867914103       1500      30116 SH          Sole                                      30116
T. Rowe Price                     COM   741477103        268       5705 SH          Sole                                       5705
Time Warner                       COM   887315109        203       2600 SH          Sole                                       2600
Torchmark Corp.                   COM   891027104        493      17727 SH          Sole                                      17727
Tupperware Corp.                  COM   899896104       2365     131410 SH          Sole                   11200             120210
U.S. Bancorp                      COM   902973106       1743      76600 SH          Sole                                      76600
Verizon Communications            COM   92343v104       9086     187591 SH          Sole                   17650             169941
Vishay Intertechnology            COM   928298108      10303     335059 SH          Sole                   30450             304609
Wachovia Corp.                    COM   929771103       2967      52335 SH          Sole                    2800              49535
Washington Mutual Inc.            COM   939322103       2275      57137 SH          Sole                                      57137
Wells Fargo Company               COM   949746101       7068     153859 SH          Sole                                     153859
Wilmington Trust                  COM   971807102       1788      33350 SH          Sole                    1800              31550

REPORT SUMMARY                   129 DATA RECORDS     457727             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
